Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Provisions Abstract
Schedule of Provisions

	Provisions
	Restructuring small molecules programs	Restructuring cell therapy activities	Total provisions

	(Euro, in thousands)

On January 1, 2025	€—	€—	€—

Additional provision charged to profit or loss	36,330	16,324	52,654
Unused amount reversed	(712)	—	(712)
Amounts settled	(6,443)	—	(6,443)
On December 31, 2025	€29,175	€16,324	€45,499